Segment and Revenue by Geography and By Major Customer - Schedule of Supplemental Data - Major Customers (Details) - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Customer A [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage			16.00%		16.00%
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage	16.00%	14.00%	14.00%	14.00%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage			15.00%		15.00%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage	10.00%	7.00%	8.00%	8.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage			10.00%		15.00%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage	10.00%	12.00%	7.00%	10.00%
Customer D [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage			9.00%		10.00%
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage	14.00%	2.00%	12.00%	6.00%
Customer E [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage			5.00%		10.00%